Document and Entity Information	Mar. 30, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 30, 2023
Entity Registrant Name	Clovis Oncology, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35347
Entity Tax Identification Number	90-0475355
Entity Address, Address Line One	5500 Flatiron Parkway
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	303
Local Phone Number	625-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock par Value $0.001 per Share
Trading Symbol	CLVSQ
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001466301